Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1. ORGANIZATION AND PRINCIPAL ACTIVITIES

China Internet Nationwide Financial Services Inc. (“CIFS” or the “Company”), incorporated in the British Virgin Islands (the “BVI”) on September 28, 2015, is engaged in the business of providing financial advisory services to meet the financial and capital needs of its clients, which comprise largely of small-to-medium sized enterprises, through the Company’s wholly-owned subsidiaries. The Company offers commercial payment advisory services, international corporate financing advisory services, intermediary bank loan advisory services and technical service. The Company’s wholly owned subsidiaries include: Hongkong Internet Financial Services Limited, (“HKFS’) which was established in Hongkong on October 7, 2015, and Beijing Yingxin Yijia Internet Technology Co., Ltd., (“Yingxin Yijia”) which was established on December 31, 2015 in Beijing, China by HKFS.

Beijing Sheng Ying Xin Management Consulting Co., Ltd. (“Sheng Ying Xin”) was incorporated in Beijing, China on September 16, 2014. On December 29, 2016, Sheng Ying Xin incorporated Kashgar Sheng Yingxin Enterprise Consulting Co., Ltd. (“Kashgar SYX”) in the People’s Republic of China with a registered capital of RMB5,000,000 (approximately $726,665), which capital has to be contributed in full by December 31, 2026. The legal representative of Kashgar SYX is Mr. Shaoyong Huang, who is also a 1% equity shareholder of Sheng Ying Xin.

CIFS is 73.89% owned by Mr. Jianxin Lin (through an entirely owned and controlled British Virgin Islands company, Jianxin Management Limited), who also owned 99% of Sheng Ying Xin directly and 1% of Sheng Ying Xin indirectly since its inception, September 16, 2014; Mr. Jianxin Lin is the chief executive officer of both CIFS and Sheng Ying Xin. So CIFS and Sheng Ying Xin were considered to be under common control since September 28, 2015.

On April 26, 2016, a series of agreements were entered into among Yingxin Yijia, Sheng Ying Xin and its shareholders (the “VIE Agreements”). As a result of the VIE Agreements, Yingxin Yijia become the primary beneficiary of Sheng Ying Xin. CIFS is able to exercise control over Sheng Ying Xin and was entitled to substantially all of the economic benefits of Sheng Ying Xin through Yingxin Yijia, and CIFS treats Sheng Ying Xin as its variable interest entity (“VIE”) under U.S. GAAP. As a result, the results of operations, assets and liabilities of Sheng Ying Xin and its subsidiary (collectively “VIEs”) have been included in the accompanying consolidated financial statements.

Since CIFS and its subsidiaries were formed in 2015 and do not have significant operations since inception as well as CIFS and Sheng Ying Xin are under common control, the VIE Agreements dated April 26, 2016 shall be considered as capital transaction in substance. Accordingly, the consolidated balance sheets as of December 31, 2016 and 2017 included the accounts and balances of CIFS and its subsidiaries, Sheng Ying Xin and its subsidiaries at their respectively carrying value. The consolidated statements of income and comprehensive income for the period from inception through September 28, 2015 were the historical operations of Sheng Ying Xin.

On July 28, 2017, CIFS completed its initial public offering (“IPO”) and issued 2,023,146 common stock to investors at a price of $10.00 per share for a total of $20,231,460 before underwriting discounts and commissions and offering expenses of $1,262,562 and deferred issuing cost of $763,365. According to the underwriting agreement signed on May 9,2017, the Company issued warrants to the underwriter to purchase 91,042 ordinary shares upon the successful of IPO at an exercise price of 120% of the IPO price, namely $12 dollars per share, and exercisable for two years. On November 21, 2017 the underwriter exercised all the warrants in connection with the IPO to purchase 91,042 shares. As of December 31, 2017 the number of shares issued and outstanding is 22,114,188.

On March 10, 2017, Sheng Ying Xin set up its wholly owned subsidiary Fu Hui (Shenzhen) Commercial Factoring Co., Ltd (“Fuhui”) which mainly provides supply chain financing to commercial enterprises. On September 19, 2017 Sheng Ying Xin set up its wholly owned subsidiary Yingda Xincheng (Beijing) Insurance Broker Co., Ltd (“Yin Da Xin Cheng”) which mainly provides insurance brokerage services. On November 23, 2017, Sheng Ying Xin acquired 100% equity interest in Beijing Anytrust Information Technology Co., Ltd (“Anytrust”) which mainly provides enterprise financial data services, including system management, application development, business intelligence and maintenance services.

As of December 31, 2017, the Company’s corporate structure is set forth below:

The following is a summary of the VIE agreements:

Exclusive Business Cooperation Agreement

Pursuant to the terms of a certain Exclusive Business Cooperation Agreement dated April 26, 2016, between Sheng Ying Xin and Yingxin Yijia (the “Exclusive Business Cooperation Agreement”), Yingxin Yijia is the exclusive technology services and consultancy service provider to Sheng Ying Xin. Sheng Ying Xin agreed to pay Yingxin Yijia all fees payable for technologies services and consultancy service, the amount of which equals to 100% net profit of Sheng Ying Xin. Any payment from Sheng Ying Xin to Yingxin Yijia must comply with applicable Chinese laws. Yingxin Yijia is also obligated to bears all losses of Sheng Ying Xin. Further, the parties agreed that Yingxin Yijia shall retain sole ownership of all intellectual property developed in connection with providing technology services to Sheng Ying Xin. The Exclusive Business Cooperation Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by Yingxin Yijia, prior to the expiration of the term. The extended term shall be determined by Yingxin Yijia, and Sheng Ying Xin shall accept such extended term unconditionally.

Power of Attorney

Pursuant to the terms of a certain Power of Attorney dated April 26, 2016, among Yingxin Yijia and the shareholders of Sheng Ying Xin (the “Power of Attorney”), each of the shareholders of Sheng Ying Xin irrevocably appointed Yingxin Yijia as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Sheng Ying Xin, including the appointment and election of directors of Sheng Ying Xin. The term of the Power of Attorney is valid so long as such shareholder is a shareholder of Sheng Ying Xin.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement dated April 26, 2016, among Yingxin Yijia, Sheng Ying Xin and the shareholders of Sheng Ying Xin (the “Exclusive Option Agreement”), the shareholders of Sheng Ying Xin granted Yingxin Yijia an irrevocable and exclusive purchase option (the “Option”) to acquire Sheng Ying Xin’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. Accordingly, the Option is exercisable at any time at Yingxin Yijia’s discretion so long as such exercise and subsequent acquisition of Sheng Ying Xin does not violate PRC law. The consideration for the exercise of the Option is RMB 1 in total. To the extent Sheng Ying Xin shareholders receive any of such consideration, the Option requires Sheng Ying Xin shareholders to transfer (and not retain) the same to Sheng Ying Xin or Yingxin Yijia. The Exclusive Option Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by Yingxin Yijia, and if no written confirmation was obtained from Yingxin Yijia, the Exclusive Option Agreement will be automatically renewed, the term of the renewed agreement will be determined till Yingxin Yijia’s written confirmation.

Share Pledge Agreement

Pursuant to the terms of a certain Share Pledge Agreement dated April 26, 2016 among Yingxin Yijia and the shareholders of Sheng Ying Xin (the “Share Pledge Agreement”), the shareholders of Sheng Ying Xin pledged all of their equity interests in Sheng Ying Xin, including the proceeds thereof, to guarantee all of Yingxin Yijia’s rights and benefits under the Exclusive Business Cooperation agreement, the Power of Attorney and the Exclusive Option Agreement. Prior to termination of the Share Pledge Agreement, the pledged equity interests cannot be transferred without Yingxin Yijia’s prior written consent. All of the equity interest pledges with respect to the equity interests of Sheng Ying Xin according to the Share Pledge Agreement have been registered with relevant office of the Administration for Industry and Commerce in China. The Share Pledge Agreement will be valid until all the payments related to the services provided by Yingxin Yijia to Sheng Ying Xin due under the Exclusive Business Cooperation Agreements have been fulfilled. Therefore, the Share Pledge Agreement shall only be terminated when the payments related to the ten-year Exclusive Business Cooperation Agreement are paid in full and Yingxin Yijia does not intend to extend the term of the Exclusive Business Cooperation Agreement.

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2017 and 2016, respectively:

	As of December 31, 2017	As of December 31, 2016

Current assets	$77,474,332	$29,489,009
Plant and equipment, net	222,142	28,777
Other noncurrent assets	2,996,865	211,467
Total assets	80,693,339	29,729,253
Total liabilities	(29,384,186)	(4,300,574)
Net assets	$51,309,153	$25,428,679

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income for the years ended December 31, 2017, 2016 and 2015 respectively:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Revenues	$25,116,139	$15,821,980	$7,781,686
Cost of revenues	$729,752	$380,072	$235,152
Total operating expenses	$3,477,939	$1,555,571	$1,724,607
Net income	$24,268,121	$13,920,490	$5,612,168